Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Unit
Basic and Diluted Earnings per Unit
Year ended December 31, 2013	Unitholders
	General Partner	Common	Subordinated
Net income	$ 46	$ 22,787	$ 22,787
Earnings per unit basic and diluted	$ 1.52	$ 2.95	$ 1.52
Weighted average number of units outstanding, basic and diluted	30,000	7,729,521	14,985,000

Year ended December 31, 2013	Unitholders
	General Partner	Common	Subordinated
Net income	$ 41	$ 9,239	$ 20,556
Earnings per unit basic and diluted	$ 1.37	$ 1.37	$ 1.37
Weighted average number of units outstanding, basic and diluted	30,000	6,735,000	14,985,000

Year ended December 31, 2013	Unitholders
	General Partner	Common	Subordinated
Net income	$ 26	$ 5,828	$ 12,966
Earnings per unit basic and diluted	$ 0.87	$ 0.87	$ 0.87
Weighted average number of units outstanding, basic and diluted	30,000	6,735,000	14,985,000